FIRST WESTERN FUNDS TRUST

October 2, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Western Funds Trust File No. 333-180717

Ladies and Gentlemen:

On behalf of The First Western Funds Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL). The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information of First Western Short Duration High Yield Credit Fund, as filed with the Commission pursuant to Rule 497(e) under the Securities Act on September 24, 2015. The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at (513) 587-3406 if you have any questions.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary